Trade Receivables - Summary of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Trade receivables	¥ 1,210	¥ 1,793
Less: impairment	(86)	(76)
Trade receivables	¥ 1,124	¥ 1,717